Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex Industrial Transformation $ in Thousands	Dec. 31, 2024 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 36,899,371
Ownership amount	6,546,794
Heavy fuel oil
Disclosure of transactions between related parties [line items]
Product	20,002,587
Industrial diesel
Disclosure of transactions between related parties [line items]
Product	14,091,302
Other countries
Disclosure of transactions between related parties [line items]
Product	1,783,127
Fuel oil
Disclosure of transactions between related parties [line items]
Product	419,173
Natural Gas
Disclosure of transactions between related parties [line items]
Product	602,005
Freights
Disclosure of transactions between related parties [line items]
Product	$ 1,177